Classification of Financial Instruments - Classification of financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Categories of current financial liabilities
Borrowings	₩ 1,172,624	₩ 1,165,985
Debt securities	6,788,824	7,957,300
Derivative liabilities	20,431	71,267	₩ 3,251
Trade and other payables	6,405,395	5,999,521
Total current financial liabilities	14,387,274	15,194,073
Categories of non-current financial liabilities
Borrowings	3,258,015	2,434,624
Debt securities	49,815,164	43,189,483
Derivative liabilities	291,732	356,792	₩ 135,435
Trade and other payables	2,941,696	3,223,480
Total non-current financial liabilities	56,306,607	49,204,379
Total financial liabilities	70,693,881	64,398,452
Financial liabilities at fair value through profit or loss
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	13,706	51,090
Trade and other payables	0	0
Total current financial liabilities	13,706	51,090
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	85,304	99,839
Trade and other payables	0	0
Total non-current financial liabilities	85,304	99,839
Total financial liabilities	99,010	150,929
Financial liabilities recognized at amortized cost
Categories of current financial liabilities
Borrowings	1,172,624	1,165,985
Debt securities	6,788,824	7,957,300
Derivative liabilities	0	0
Trade and other payables	6,405,395	5,999,521
Total current financial liabilities	14,366,843	15,122,806
Categories of non-current financial liabilities
Borrowings	3,258,015	2,434,624
Debt securities	49,815,164	43,189,483
Derivative liabilities	0	0
Trade and other payables	2,941,696	3,223,480
Total non-current financial liabilities	56,014,875	48,847,587
Total financial liabilities	70,381,718	63,970,393
Derivative liabilities (using hedge accounting)
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	6,725	20,177
Trade and other payables	0	0
Total current financial liabilities	6,725	20,177
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	206,428	256,953
Trade and other payables	0	0
Total non-current financial liabilities	206,428	256,953
Total financial liabilities	₩ 213,153	₩ 277,130